Matthews China Fund	March 31, 2021

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 98.2%
	Shares	Value

FINANCIALS: 26.3%
Banks: 11.8%
China Construction Bank Corp. H Shares	108,095,660	$91,115,627
China Merchants Bank Co., Ltd. A Shares	9,730,523	76,014,701
Industrial & Commercial Bank of China, Ltd. H Shares	48,503,000	34,888,232
		202,018,560
Capital Markets: 10.0%
China International Capital Corp., Ltd. H Shares[b,c,d]	25,552,000	62,163,558
CITIC Securities Co., Ltd. H Shares	20,449,000	47,265,427
China Merchants Securities Co., Ltd. H Shares[b,d]	22,072,400	30,513,622
Hong Kong Exchanges & Clearing, Ltd.	509,200	30,208,748
		170,151,355
Insurance: 4.5%
Ping An Insurance Group Co. of China, Ltd. A Shares	3,310,747	39,805,562
AIA Group, Ltd.	2,941,800	35,998,132
		75,803,694
Total Financials		447,973,609

CONSUMER DISCRETIONARY: 21.9%
Internet & Direct Marketing Retail: 15.7%
Alibaba Group Holding, Ltd.[c]	4,518,800	128,390,975
Meituan B Shares[b,c,d]	1,424,400	55,586,065
JD.com, Inc. A Shares[c]	998,780	42,120,882
JD.com, Inc. ADR[c]	499,389	42,113,474
		268,211,396
Specialty Retail: 3.9%
China Yongda Automobiles Services Holdings, Ltd.	18,572,000	34,001,677
Zhongsheng Group Holdings, Ltd.	4,646,500	32,916,920
		66,918,597
Household Durables: 1.9%
Midea Group Co., Ltd. A Shares	2,537,352	31,922,596

Diversified Consumer Services: 0.4%
New Oriental Education & Technology Group, Inc. ADR[c]	520,000	7,280,000
Total Consumer Discretionary		374,332,589

COMMUNICATION SERVICES: 13.6%
Interactive Media & Services: 11.6%
Tencent Holdings, Ltd.	2,202,400	175,768,159
Kuaishou Technology[b,c,d]	648,900	22,536,757
		198,304,916
Entertainment: 2.0%
Bilibili, Inc. ADR[c]	322,400	34,516,144
Total Communication Services		232,821,060

INFORMATION TECHNOLOGY: 10.4%
Software: 4.5%
Kingsoft Corp., Ltd.	4,617,000	30,876,511

	Shares	Value
Thunder Software Technology Co., Ltd. A Shares	1,132,066	$21,146,832
Weimob, Inc.[b,c,d]	7,783,000	17,593,133
Kingdee International Software Group Co., Ltd.	2,299,000	7,209,639
		76,826,115

Electronic Equipment, Instruments & Components: 2.9%
Wingtech Technology Co., Ltd. A Shares	1,637,935	24,607,382
Wuxi Lead Intelligent Equipment Co., Ltd. A Shares	1,644,948	19,918,432
Luxshare Precision Industry Co., Ltd. A Shares	865,562	4,490,572
		49,016,386

Semiconductors & Semiconductor Equipment: 2.2%
LONGi Green Energy Technology Co., Ltd. A Shares	1,483,059	20,049,138
Shenzhen SC New Energy Technology Corp. A Shares	579,456	9,638,605
NAURA Technology Group Co., Ltd. A Shares	306,841	6,750,623
		36,438,366

IT Services: 0.8%
Kingsoft Cloud Holdings, Ltd. ADR[c]	362,500	14,253,500
Total Information Technology		176,534,367

MATERIALS: 6.9%
Chemicals: 3.7%
Shandong Sinocera Functional Material Co., Ltd. A Shares	4,595,866	29,909,743
Sinoma Science & Technology Co., Ltd. A Shares	7,247,152	25,872,465
Wanhua Chemical Group Co., Ltd. A Shares	491,018	7,946,575
		63,728,783

Metals & Mining: 2.3%
MMG, Ltd.[c]	40,456,000	22,740,533
Zijin Mining Group Co., Ltd. H Shares	13,694,000	16,935,503
		39,676,036
Construction Materials: 0.9%
Anhui Conch Cement Co., Ltd. A Shares	1,901,544	14,865,725
Total Materials		118,270,544

HEALTH CARE: 6.6%
Life Sciences Tools & Services: 3.7%
Pharmaron Beijing Co., Ltd. A Shares	1,398,892	32,087,026
Wuxi Biologics Cayman, Inc.[b,c,d]	1,276,000	16,091,325
Hangzhou Tigermed Consulting Co., Ltd. A Shares	620,486	14,273,963
		62,452,314

Biotechnology: 2.0%
Shenzhen New Industries Biomedical
Engineering Co., Ltd. A Shares	1,133,714	20,747,716

1	MATTHEWS ASIA FUNDS

Matthews China Fund	March 31, 2021

Schedule of Investments[a] (unaudited) (continued)

COMMON EQUITIES (continued)
	Shares	Value
Innovent Biologics, Inc.[b,c,d]	1,373,500	$14,047,081
		34,794,797

Health Care Providers & Services: 0.9%
Dian Diagnostics Group Co., Ltd. A Shares	2,822,996	15,077,794
New Horizon Health, Ltd.[b,c,d]	6,000	44,918
		15,122,712
Total Health Care		112,369,823

INDUSTRIALS: 6.5%
Machinery: 3.1%
Weichai Power Co., Ltd. A Shares	9,236,061	27,235,273
Estun Automation Co., Ltd. A Shares[c]	6,609,325	26,219,786
		53,455,059

Electrical Equipment: 1.5%
Sungrow Power Supply Co., Ltd. A Shares	2,330,074	25,722,631

Building Products: 1.5%
Xinyi Glass Holdings, Ltd.	7,688,000	25,255,780

Aerospace & Defense: 0.4%
EHang Holdings, Ltd. ADR[c]	169,000	6,259,760
Total Industrials		110,693,230

REAL ESTATE: 4.0%
Real Estate Management & Development: 4.0%
CIFI Holdings Group Co., Ltd.	42,050,000	40,917,055
Times China Holdings, Ltd.	19,592,000	27,023,959
Total Real Estate		67,941,014

CONSUMER STAPLES: 1.0%
Beverages: 1.0%
Wuliangye Yibin Co., Ltd. A Shares	211,077	8,669,973

	Shares	Value
Kweichow Moutai Co., Ltd. A Shares	27,623	$8,482,519
Total Consumer Staples		17,152,492

UTILITIES: 1.0%
Gas Utilities: 1.0%
ENN Energy Holdings, Ltd.	1,019,400	16,442,187
Total Utilities		16,442,187

TOTAL INVESTMENTS: 98.2%		1,674,530,915
(Cost $1,343,717,604)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 1.8%		31,206,065

NET ASSETS: 100.0%		$1,705,736,980

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 31, 2021, the aggregate value is $218,576,459, which is 12.81% of net assets.

c	Non-income producing security.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

ADR	American Depositary Receipt

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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